Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,495,000
Previously Paid Amount	0.00
Total Fee Amount	344.56
Total Offset Amount	0.00
Net Fee	344.56
Narrative - Max Aggregate Offering Price	$ 2,495,000
Final Prospectus	true